Revenue Recognition	9 Months Ended
Mar. 31, 2016
Revenue Recognition [Abstract]
Revenue Recognition And License Agreement [Text Block]
Note 5 – Revenue Recognition

The $647,000 and $2,000 product and service revenue recognized during the three months ended March 31, 2016 and 2015, respectively, represents sales of the Company’s ProstaScint and Primsol products and the RedoxSYS System. The $1,561,000 and $15,000 product and service revenue recognized during the nine months ended March 31, 2016 and 2015, respectively, represents sales of the Company’s ProstaScint and Primsol products and the RedoxSYS System.

The license revenue of $21,000 and $64,000 recognized in the three and nine months ended March 31, 2016 and 2015 respectively, represents the amortization of the upfront payments received from the Company’s license agreements. The initial payment of $500,000 from the license agreement of Zertane with a Korean pharmaceutical company was deferred and is being recognized over ten years. The initial payment of $250,000 from the license agreement of Zertane with a Canadian-based supplier was deferred and is being recognized over seven years.